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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09064
                                   ---------------------------------------------


                       Cadre Institutional Investors Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 905 Marconi Avenue, Ronkonkoma, New York 11779
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           PFM Asset Management LLC,
                 905 Marconi Avenue, Ronkonkoma, New York 11779
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (631) 467-0200
                                                   ------------------------

Date of fiscal year end:        9/30/05
                         ---------------------------

Date of reporting period:     Quarter ended 6/30/05
                          --------------------------


      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

The Cadre Institutional Investors Trust (the "Trust") is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The Cadre SweepCash Fund - U.S. Government Series and Cadre SweepCash Fund - Money Market Series have not yet commenced operations.

The Cadre Liquid Asset Fund - Money Market Series, the Cadre Affinity Fund - Money Market Series and the Cadre Reserve Fund - Money Market Series (collectively the "Money Market Feeder Funds") invest all of their investable assets in the Money Market Portfolio (the "Money Market Master Portfolio"). The Money Market Master Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Money Market Feeder Funds. The value of the Money Market Feeder Funds' investments in the Money Market Master Portfolio reflects each Fund's proportionate interest in the net assets of the Money Market Master Portfolio.

The Cadre Liquid Asset Fund - U.S. Government Series, the Cadre Affinity Fund - U.S. Government Series and the Cadre Reserve Fund - U.S. Government Series (collectively the "U.S. Government Feeder Funds") invest all of their investable assets in the U.S. Government Money Market Portfolio (the "U.S. Government Master Portfolio"). The U.S. Government Master Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the U.S. Government Feeder Funds. The value of the U.S. Government Feeder Funds' investments in the U.S. Government Master Portfolio reflects each Fund's proportionate interest in the net assets of the U.S. Government Master Portfolio.

As the Money Market Feeder Funds and U.S. Government Feeder Funds invest all of their investable assets in the Money Market Master Portfolio and U.S. Government Master Portfolio, respectively, the Schedule of Investments for the Money Market Feeder Funds and U.S. Government Feeder Funds has been excluded from this filing. The Schedule of Investments of the Money Market Master Portfolio and U.S. Government Master Portfolio as of June 30, 2005 are as follows:

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio
Schedule of Investments (Unaudited)
June 30. 2005

       Face
      Amount                                                                                                 Value
       (000)                                                                                                 (000)
-----------------------------------------------------------------------------------------------------------------------
                     ASSET-BACKED COMMERCIAL PAPER (10.28%)
-----------------------------------------------------------------------------------------------------------------------

                     Sheffield Receivable Corp.
        $70,000,000       3.07%       7/6/05                 .........................................   $   69,970,153
                     Yorktown Capital LLC
         70,000,000       3.22%      7/20/05                 .........................................       69,881,039
-----------------------------------------------------------------------------------------------------------------------
        140,000,000  Total Asset-Backed Commercial Paper (Amortized Cost $139,851,192)                      139,851,192
-----------------------------------------------------------------------------------------------------------------------
                     COMMERCIAL PAPER (48.83%)
-----------------------------------------------------------------------------------------------------------------------
                     Amstel Funding Corp.
         50,000,000       3.30%      7/26/05                 .........................................       49,885,416
                     Citicorp
         70,000,000       2.99%       7/5/05                 .........................................       69,976,783
                     Credit Suisse First Boston
         70,000,000       3.07%       7/5/05                 .........................................       69,976,122
                     Goldman Sachs
         70,000,000       3.20%      7/15/05                 .........................................       69,912,889
                     Greyhawk Funding
         70,000,000       3.26%       8/8/05                 .........................................       69,759,122
                     Morgan Stanley
         65,000,000     * 3.29%     10/25/05                 .........................................       65,000,000
          5,000,000     * 3.28%     12/16/05                 .........................................        5,000,000
                     Rabobank
         25,000,000       3.06%       7/1/05                 .........................................       25,000,000
                     Ranger Funding Co. LLC
         70,000,000       3.21%      7/20/05                 .........................................       69,881,408
                     Societe Generale
         50,000,000       3.21%       7/7/05                 .........................................       49,973,250
                     UBS Finance Delaware LLC
         50,000,000       3.39%       7/1/05                 .........................................       50,000,000
                     Westdeutsche Landesbank
         70,000,000       3.20%       8/8/05                 .........................................       69,763,556
-----------------------------------------------------------------------------------------------------------------------
        665,000,000  Total Commercial Paper (Amortized Cost  $664,128,546)                                  664,128,546
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT & AGENCY OBLIGATIONS (47.00%)
-----------------------------------------------------------------------------------------------------------------------
                     Fannie Mae Discount Notes
         12,500,000       2.21%      8/19/05                 .........................................       12,463,591
          1,010,000       2.83%       9/6/05                 .........................................        1,004,681
         27,025,000       2.32%      9/16/05                 .........................................       26,891,034
         15,000,000       2.39%     10/14/05                 .........................................       14,895,293
          2,421,000       3.59%      4/28/06                 .........................................        2,348,431
                     Fannie Mae Mortgage-Backed Security Discount Notes
         50,000,000       3.05%       7/1/05                 .........................................       50,000,000
         17,000,000       3.06%       7/1/05                 .........................................       17,000,000
         47,971,000       3.09%       7/1/05                 .........................................       47,971,000
         50,000,000       3.10%       7/1/05                 .........................................       50,000,000
         23,100,000       3.09%       8/1/05                 .........................................       23,038,535
         50,000,000       3.09%       8/1/05                 .........................................       49,866,958
         45,575,300       3.28%       8/1/05                 .........................................       45,446,575
         19,959,589       2.79%       9/1/05                 .........................................       19,863,683
         10,000,000       3.38%      10/3/05                 .........................................        9,922,072
         25,192,350       3.40%      10/3/05                 .........................................       24,968,698
         40,000,000       3.40%      10/3/05                 .........................................       39,644,889
                     Fannie Mae Notes
         50,000,000     * 3.21%      7/14/05                 .........................................       49,999,597
         25,000,000     * 2.99%      10/3/05                 .........................................       24,996,126
                     Fannie Mae Notes (Callable)
          5,000,000       2.25%      2/28/06                 .........................................        4,955,372
         10,000,000       3.72%      4/28/06                 .........................................        9,911,871
                     Federal Home Loan Bank Notes (Callable)
          3,000,000       3.71%      4/24/06                 .........................................        2,983,081
                     Freddie Mac Discount Notes
         55,000,000       2.22%      8/23/05                 .........................................       54,825,725
         37,000,000       2.31%     10/18/05                 .........................................       36,741,216
         10,000,000       2.73%     11/15/05                 .........................................        9,896,185
         10,000,000       3.49%      4/18/06                 .........................................        9,717,892
-----------------------------------------------------------------------------------------------------------------------
        641,754,239   Total U.S. Government and Agency Obligations (Amortized Cost $639,352,505)            639,352,505
-----------------------------------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENTS (2.69%)
-----------------------------------------------------------------------------------------------------------------------
                     Goldman Sachs
         36,550,000       3.33%       7/1/05                 .........................................       36,550,000
                          (Dated 6/30/05, repurchase price $36,553,381, Collateralized by Federal
                          Farm Credit Bank securities, 2.71%, maturing 5/16/06, market value
                          $37,281,165)
-----------------------------------------------------------------------------------------------------------------------
         36,550,000  Total Repurchase Agreements (Amortized Cost $36,550,000)                                36,550,000
-----------------------------------------------------------------------------------------------------------------------
     $1,483,304,239  TOTAL INVESTMENTS (108.80%) (Amortized Cost $1,479,882,243)                          1,479,882,243
-----------------------------------------------------------------------------------------------------------------------
                     OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-8.80%)                                  (119,667,310)**
                     --------------------------------------------------------------------------------------------------
                     NET ASSETS (100.00%)                                                                $1,360,214,933
=======================================================================================================================

* Variable interest rate, subject to periodic change. Rates shown are those which were in effect on the reporting date.

** Includes an $119,982,234 liability for securities purchased and not yet settled.

   Cadre Institutional Investors Trust
-----------------------------------------------------------------------------------------------------------------------

   U.S. Government Money Market Portfolio
   Schedule of Investments (Unaudited)
   June 30, 2005

       Face
      Amount                                                                                                 Value
       (000)                                                                                                 (000)
--------------------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT & AGENCY OBLIGATIONS (99.88%)
--------------------------------------------------------------------------------------------------------------------
                     Fannie Mae Discount Notes
        $10,000,000       2.40%     10/14/05                 .........................................     $  9,930,000
                     Fannie Mae Mortgage-Backed Security Discount Notes
         19,175,000       3.03%       7/1/05                 .........................................       19,175,000
         15,000,000       3.09%       8/1/05                 .........................................       14,960,087
          5,000,000       2.79%       9/1/05                 .........................................        4,975,975
          8,000,000       3.40%      10/3/05                 .........................................        7,928,978
                     Fannie Mae Notes
          5,000,000       3.68%      3/17/06                 .........................................        4,984,876
         20,000,000     * 3.21%      7/14/05                 .........................................       19,999,838
         10,000,000     * 3.22%       5/9/06                 .........................................        9,997,436
                     Federal Farm Credit Bank Notes
         15,000,000     * 3.16%     10/20/05                 .........................................       14,998,803
                     Federal Home Loan Bank Discount Notes
         10,000,000       2.85%       7/1/05                 .........................................       10,000,000
         50,000,000       3.21%      7/29/05                 .........................................       49,875,167
                     Federal Home Loan Bank Notes (Callable)
          5,000,000       2.37%      8/17/05                 .........................................        5,000,000
         10,000,000       3.63%      2/27/06                 .........................................        9,917,528
                     Freddie Mac Discount Notes
         52,985,000       3.18%       8/1/05                 .........................................       52,839,694
         19,200,000       3.01%       8/8/05                 .........................................       19,138,915
          2,500,000       2.17%      8/23/05                 .........................................        2,492,252
          3,000,000       2.31%     10/18/05                 .........................................        2,979,017
          5,000,000       3.49%      4/18/06                 .........................................        4,858,946
-----------------------------------------------------------------------------------------------------------------------
        264,860,000  Total U.S. Government and Agency Obligations (Amortized Cost $264,052,512)             264,052,512
-----------------------------------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENTS (21.89%)
-----------------------------------------------------------------------------------------------------------------------
                     Goldman Sachs
         57,880,000       3.33%       7/1/05                 .........................................       57,880,000
                           (Dated 6/30/05, repurchase price $57,885,354, Collateralized by Federal
                          Farm Credit Bank securities, 0%, maturing 8/01/05 to 9/15/05, market value $59,037,841)
-----------------------------------------------------------------------------------------------------------------------
         57,880,000  Total Repurchase Agreements (Amortized Cost $57,880,000)                                57,880,000
-----------------------------------------------------------------------------------------------------------------------
       $322,740,000  TOTAL INVESTMENTS (121.77%) (Amortized Cost $321,932,512)                              321,932,512
-----------------------------------------------------------------------------------------------------------------------
                     OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-21.77%)                                  (57,564,109)**
                     --------------------------------------------------------------------------------------------------
                     NET ASSETS (100.00%)                                                                  $264,368,403
=======================================================================================================================

* Variable interest rate, subject to periodic change. Rates shown are those which were in effect on the reporting date.

** Includes an $57,804,145 liability for securities purchased and not yet settled.

Item 2. Controls and Procedures.


(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.



Item 3. Exhibits.

(a) CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadre Institutional Investors Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Martin P. Margolis
                         -------------------------------------------------------
                                        Martin P. Margolis, President
Date    8/29/2005
        ---------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Martin P. Margolis
                          ------------------------------------------------------
                                        Martin P. Margolis, President

Date    8/29/2005
        ---------



By (Signature and Title)*           /s/ Debra J. Goodnight
                          ------------------------------------------------------
                                        Debra J. Goodnight, Treasurer

Date    8/29/2005
        ---------


* Print the name and title of each signing officer under his or her signature.